Shareholder Report, Line Graph (Details) 74300184700_Putnam Dynamic Asset Allocation Balanced Fund_Class R5_TSR Annual {Class R5} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name											Class R5
Accumulated Value	$ 20,764	$ 16,186	$ 14,296	$ 17,168	$ 14,433	$ 13,409	$ 13,242	$ 12,232	$ 10,828	$ 10,000	$ 23,287
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Balanced Blended Benchmark
Accumulated Value	$ 21,722	$ 17,439	$ 15,379	$ 18,504	$ 15,666	$ 14,157	$ 13,404	$ 12,346	$ 11,071	$ 10,000	$ 24,247